Submission	Sep. 18, 2026
Submission [Line Items]
Central Index Key	0002089160
Registrant Name	Santa Ana Global Enterprises, S.A.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES